Related Parties (Details) $ / shares in Units, $ in Thousands, € in Millions, $ in Millions								1 Months Ended			3 Months Ended		9 Months Ended				10 Months Ended	12 Months Ended
	Sep. 14, 2023 $ / shares	Mar. 15, 2023 USD ($)	Mar. 14, 2023 $ / shares	Mar. 09, 2022 USD ($) $ / shares	Mar. 16, 2021 $ / shares shares	Mar. 11, 2021	Jul. 08, 2020 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 EUR (€) shares	Sep. 30, 2023 SGD ($) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2023 USD ($)	Mar. 06, 2023 shares	Oct. 14, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 25, 2022 shares	Mar. 08, 2021 shares	Dec. 31, 2014
Related Parties [Line Items]
Related party sales											$ 100	$ 0	$ 200			$ 100		$ 100	$ 200	$ 300
General corporate expenses											1,000	1,000	2,800			3,100		4,100	4,300	4,000
Royalty expense											209	153	432			440		631	530	538
Total management fees											$ 136	1,293	$ 435			3,497		3,627	4,997	6,026
Affiliate cost														€ 20				$ 20,000
Bears annual interest													9.50%	9.50%	9.50%			9.50%
Affiliate cost															$ 9.3			$ 9,300
Fixed interest rate									4.00%		4.00%		4.00%					4.00%			12.00%								13.50%
LIBOR percentage																					13.50%	12.00%
Interest expense											$ 1,265	569	$ 3,705			2,094		$ 3,062	2,836	2,844
Sponsor amount																		7,534,106
Loans payable									$ 4,489		3,854		3,854				$ 4,031	$ 4,489	4,031
Common stock, shares issued (in Shares) | shares									540,000									540,000
Related party purchases											$ 0	600	$ 1,000			3,200
Class B Common Stock [Member]
Related Parties [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001					$ 0.0001
Founder shares outstanding (in Shares) | shares					75,000								75,000	75,000	75,000			75,000
Founder shares outstanding (in Shares) | shares					6,250,000
Class A Common Stock [Member]
Related Parties [Line Items]
Common stock, par value (in Dollars per share) | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001					$ 0.0001
Common stock, shares issued (in Shares) | shares											5,000,000		5,000,000
Class A Common Stock [Member] | Private Placement [Member]
Related Parties [Line Items]
Shares issued (in Shares) | shares									540,000									540,000
CF ACQUISITION CORP VIII [Member]
Related Parties [Line Items]
General corporate expenses											$ 770,927	1,108,906	$ 1,708,519			1,913,161		$ 2,601,894	2,440,245
Interest expense													(100,000)
Compensation expense												29,000				29,000		29,000	147,000
Stock split, description						the Company effected a 1.1-for-1 stock split.
Initial stockholders ownership percentage					20.00%												20.00%
Working capital									$ 9,209,000		11,566,000		11,566,000				$ 2,634,000	9,209,000	2,634,000
Other working capital expenses													10,000					10,000
Office space and administrative fees											30,000	30,000	90,000			90,000		120,000	95,000
Working capital loan								$ 500,000															$ 300,000		$ 750,000	$ 1,000,000
Sponsor amount								$ 500,000					79,000
Public share per share (in Dollars per share) | $ / shares	$ 11.06		$ 10.69							$ 0.33
Second extension loan										$ 976,832		976,832				976,832
Face amounts of loans									8,500,000				9,906,000					$ 8,500,000	734,000
Third extension loan		$ 344,781
CF ACQUISITION CORP VIII [Member] | Sponsor [Member]
Related Parties [Line Items]
Founder shares outstanding (in Shares) | shares																		733,400
Sponsor purchased an aggregate shares (in Shares) | shares					3,000,000												3,000,000
Pre IPO Note													300,000					$ 300,000
Working capital									1,750,000		1,750,000		1,750,000					1,750,000
First working capital																										$ 1,000,000
Public share per share (in Dollars per share) | $ / shares				$ 0.2						$ 0.33
Second extension loan									8,200,000		9,906,000		9,906,000				$ 734,000	8,200,000	734,000
Loans payable									8,200,000		$ 9,906,000		$ 9,906,000				734,000	8,200,000	734,000
Accounts payable outstanding									$ 0									0
Expenses paid																	$ 571,000		$ 571,000
Founder shares outstanding (in Shares) | shares											733,400		733,400
Price per share (in Dollars per share) | $ / shares					$ 10
CF ACQUISITION CORP VIII [Member] | Private Placement [Member]
Related Parties [Line Items]
Aggregate price													$ 5,400,000					5,400,000
Compensation expense													$ 20,000					$ 20,000
Sponsor purchased an aggregate shares (in Shares) | shares													540,000	540,000	540,000			540,000
Price per unit (in Dollars per share) | $ / shares													$ 10					$ 10
Price per share (in Dollars per share) | $ / shares									$ 10									$ 10
CF ACQUISITION CORP VIII [Member] | Initial Public Offering [Member]
Related Parties [Line Items]
Sale of stock price per share (in Dollars per share) | $ / shares					$ 10												$ 10		$ 10
Sponsor purchased an aggregate shares (in Shares) | shares													25,000,000	25,000,000	25,000,000			25,000,000
Percentage of gross proceeds													3.50%	3.50%	3.50%			3.50%
Pre IPO Note													$ 79,000					$ 79,000
Price per share (in Dollars per share) | $ / shares									10		$ 10		$ 10					$ 10
CF ACQUISITION CORP VIII [Member] | Over-Allotment Option [Member]
Related Parties [Line Items]
Sponsor purchased an aggregate shares (in Shares) | shares													3,000,000	3,000,000	3,000,000			3,000,000
Percentage of gross proceeds													5.50%	5.50%	5.50%			5.50%
CF ACQUISITION CORP VIII [Member] | Sponsor Loan [Member]
Related Parties [Line Items]
Working capital loan																									$ 750,000
Second extension loan																	$ 734,000		$ 734,000
CF ACQUISITION CORP VIII [Member] | Public Shares [Member]
Related Parties [Line Items]
Sponsor amount				$ 4,424,015
Public share per share (in Dollars per share) | $ / shares				$ 0.2
CF ACQUISITION CORP VIII [Member] | Class B Common Stock [Member]
Related Parties [Line Items]
Common stock, par value (in Dollars per share) | $ / shares							$ 0.0001
Aggregate price							$ 25,000
Sponsor transferred shares (in Shares) | shares																												20,000
Number of shares forfeited (in Shares) | shares					75,000												75,000
Aggregate of founder share outstanding (in Shares) | shares					6,250,000												6,250,000		6,250,000
Common stock, shares issued (in Shares) | shares																								5,000,000
CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member]
Related Parties [Line Items]
Interest expense											$ 210,000		$ 459,000
Sponsor transferred shares (in Shares) | shares																											2,500
Sale of stock price per share (in Dollars per share) | $ / shares									12		$ 12		$ 12					$ 12
Price per unit (in Dollars per share) | $ / shares													10					10
Common stock, shares issued (in Shares) | shares																								5,000,000
CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member] | Sponsor [Member]
Related Parties [Line Items]
Common stock, shares issued (in Shares) | shares																								5,000,000
CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member] | Private Placement Warrants [Member]
Related Parties [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 11.5									$ 11.5
Price per share (in Dollars per share) | $ / shares											$ 11.5		$ 11.5
Related Party [Member]
Related Parties [Line Items]
Marketing fee									$ 13,300		$ 13,100		$ 13,100					$ 13,300
Interest income											300	300	1,000			900
Related party notes payabl									11,200		11,200		11,200					11,200
Interest expense											400	$ 400	1,100			$ 1,100
Business Combination [Member] | CF ACQUISITION CORP VIII [Member]
Related Parties [Line Items]
Marketing fee									9,350,000		$ 9,350,000		$ 9,350,000					9,350,000
Related Party [Member]
Related Parties [Line Items]
Marketing fee									13,300								$ 14,100	13,300	$ 14,100
Interest income																		1,300	1,400	1,300
Related party notes payabl									$ 11,200									11,200
Interest expense																		$ 1,500	$ 1,500	$ 1,500
Founder Shares [Member] | CF ACQUISITION CORP VIII [Member]
Related Parties [Line Items]
Working capital loan																							$ 300,000
Founder Shares [Member] | CF ACQUISITION CORP VIII [Member] | Class B Common Stock [Member]
Related Parties [Line Items]
Shares issued (in Shares) | shares							5,750,000
Founder Shares [Member] | CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member]
Related Parties [Line Items]
Shares issued (in Shares) | shares							5,750,000